9. Income tax (Details 4) $ in Thousands	Dec. 31, 2018 ARS ($)
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	$ 3,822,923
CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	1,132,001
CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	2,479,176
Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	199,553
Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	6,935
CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	5,258
2022
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	128,819
2022 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	39,092
2022 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	89,727
2022 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2023
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	3,694,104
2023 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	1,092,909
2023 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	2,389,449
2023 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	199,553
2023 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	6,935
2023 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	$ 5,258